SHARE CAPITAL - Summary of warrants by expiry period (Details) $ / shares in Units, $ in Thousands	Mar. 31, 2023 CAD ($) shares $ / shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares
Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement	23,230,485	25,548,836	28,696,237
Number of other equity instruments exercisable in share-based payment arrangement	23,230,485
Warrants exercisable (in CAD per share) | $ / shares	$ 1.29
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares	$ 1.29	$ 1.22	$ 1.15
Estimated grant date fair value | $	$ 9,903
Weighted average remaining of outstanding contractual life	1 year 9 months 7 days
Unit Purchase Warrants
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement	868,740	868,740	868,740
Number of other equity instruments exercisable in share-based payment arrangement	868,740
Warrants exercisable (in CAD per share) | $ / shares	$ 2.25
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares	$ 2.25	$ 2.25	$ 2.25
Estimated grant date fair value | $	$ 970
Weighted average remaining of outstanding contractual life	10 months 6 days
August 3, 2023 | Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement	658,860
Number of other equity instruments exercisable in share-based payment arrangement	658,860
Warrants exercisable (in CAD per share) | $ / shares	$ 3.40
Estimated grant date fair value | $	$ 1,229
Weighted average remaining of outstanding contractual life	4 months 2 days
February 1, 2024 | Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement	7,146,500
Number of other equity instruments exercisable in share-based payment arrangement	7,146,500
Warrants exercisable (in CAD per share) | $ / shares	$ 3.25
Estimated grant date fair value | $	$ 5,454
Weighted average remaining of outstanding contractual life	10 months 2 days
June 15, 2025 | Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement	12,800,000
Number of other equity instruments exercisable in share-based payment arrangement	12,800,000
Warrants exercisable (in CAD per share) | $ / shares	$ 0.25
Estimated grant date fair value | $	$ 2,318
Weighted average remaining of outstanding contractual life	2 years 2 months 15 days
August 20, 2025 | Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement	1,475,125
Number of other equity instruments exercisable in share-based payment arrangement	1,475,125
Warrants exercisable (in CAD per share) | $ / shares	$ 0.64
Estimated grant date fair value | $	$ 682
Weighted average remaining of outstanding contractual life	2 years 4 months 20 days
November 15, 2025 | Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement	1,150,000
Number of other equity instruments exercisable in share-based payment arrangement	1,150,000
Warrants exercisable (in CAD per share) | $ / shares	$ 0.25
Estimated grant date fair value | $	$ 220
Weighted average remaining of outstanding contractual life	2 years 7 months 17 days
February 4, 2024 | Unit Purchase Warrants
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement	868,740
Number of other equity instruments exercisable in share-based payment arrangement	868,740
Warrants exercisable (in CAD per share) | $ / shares	$ 2.25
Estimated grant date fair value | $	$ 970
Weighted average remaining of outstanding contractual life	10 months 6 days